Income Taxes - Income (Loss) From Continuing Operations Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
United States			$ (12,707)	$ (12,488)	$ 3,996
Foreign			2,981	2,417	1,780
Loss before income taxes	$ (6,110)	$ (5,942)	$ (9,726)	$ (10,071)	$ 5,776